Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2021 JPY (¥) Securities	Mar. 31, 2021 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 28,307,546	¥ 14,238,837
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	44,960	46,545
Available-for-sale debt securities, Fair value, 12 months or more	830,696	1,199,049
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	6,617	12,678
Available-for-sale debt securities, Fair value, Total	29,138,242	15,437,886
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 51,577	¥ 59,223
Available-for-sale debt securities, Number of securities | Securities	1,239	1,235
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Total	¥ 1,056,529
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	24,712,396	¥ 12,098,437
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	13,802	31,055
Available-for-sale debt securities, Fair value, 12 months or more	390,498	429,235
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	4,855	9,823
Available-for-sale debt securities, Fair value, Total	25,102,894	12,527,672
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 18,657	¥ 40,878
Available-for-sale debt securities, Number of securities | Securities	240	286
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 1,004,671	¥ 870,007
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,543	1,584
Available-for-sale debt securities, Fair value, 12 months or more	32,551	276,172
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	62	1,231
Available-for-sale debt securities, Fair value, Total	1,037,222	1,146,179
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,605	¥ 2,815
Available-for-sale debt securities, Number of securities | Securities	389	405
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 1,010,780	¥ 429,204
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	19,776	11,768
Available-for-sale debt securities, Fair value, 12 months or more	68,312	50,478
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	80	13
Available-for-sale debt securities, Fair value, Total	1,079,092	479,682
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 19,856	¥ 11,781
Available-for-sale debt securities, Number of securities | Securities	158	71
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 145,240	¥ 96,582
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	117	166
Available-for-sale debt securities, Fair value, 12 months or more	121,171	229,518
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	119	235
Available-for-sale debt securities, Fair value, Total	266,411	326,100
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 236	¥ 401
Available-for-sale debt securities, Number of securities | Securities	98	120
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 802,616	¥ 378,351
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	7,591	577
Available-for-sale debt securities, Fair value, 12 months or more	180,689	139,214
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	577	474
Available-for-sale debt securities, Fair value, Total	983,305	517,565
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 8,168	¥ 1,051
Available-for-sale debt securities, Number of securities | Securities	231	218
Commercial mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 71,423	¥ 36,633
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,961	905
Available-for-sale debt securities, Fair value, 12 months or more	5,680	2,616
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	254	7
Available-for-sale debt securities, Fair value, Total	77,103	39,249
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,215	¥ 912
Available-for-sale debt securities, Number of securities | Securities	36	21
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 108,457	¥ 190,795
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	74	394
Available-for-sale debt securities, Fair value, 12 months or more	13,441	49,428
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	105	256
Available-for-sale debt securities, Fair value, Total	121,898	240,223
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 179	¥ 650
Available-for-sale debt securities, Number of securities | Securities	42	89
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 27,910	¥ 22,812
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	74	91
Available-for-sale debt securities, Fair value, 12 months or more	18,354	22,388
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	565	639
Available-for-sale debt securities, Fair value, Total	46,264	45,200
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 639	¥ 730
Available-for-sale debt securities, Number of securities | Securities	17	17
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 424,053	¥ 116,016
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	22	5
Available-for-sale debt securities, Fair value, 12 months or more	0	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	0
Available-for-sale debt securities, Fair value, Total	424,053	116,016
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 22	¥ 5
Available-for-sale debt securities, Number of securities | Securities	28	8